Other Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities

Other Current Liabilities

		December 31,
($ in millions)	Notes	2021	2020
Employee compensation		171	90
Contract liabilities	4	104	108
Income taxes payable		104	26
Accrued interest payable		100	138
Accrued expenses		75	118
Taxes other than income taxes		72	96
Jackpot liabilities	18	66	71
Current financial liabilities		61	128
Operating lease liabilities	11	39	44
Other		35	26
		828	846

Other Non-Current Liabilities

		December 31,
($ in millions)	Notes	2021	2020
Jackpot liabilities	18	130	148
Contract liabilities	4	47	62
Reserves for uncertain tax positions		47	48
Finance lease liabilities	11	27	31
Other		72	72
		323	360